Dividends - Dividends Paid (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	Nov. 02, 2018	Jun. 26, 2018	Oct. 27, 2017	Jun. 27, 2017	Jun. 24, 2016
Disclosure of dividend [abstract]
Total amount of dividends (Millions of Yen)	¥ 35,355	¥ 35,355	¥ 26,517	¥ 39,776	¥ 13,554
Dividends per share (Yen)	¥ 40	¥ 40	¥ 30	¥ 45	¥ 15
Record date	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Effective date	Dec. 03, 2018	Jun. 27, 2018	Nov. 30, 2017	Jun. 28, 2017	Jun. 27, 2016